Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS	11. CASH AND CASH EQUIVALENTS
	December 31, 2024		December 31, 2023
	USD	AED	AED
Cash in hand	3,010	11,052	11,016
Cash at bank	10,018	36,785	57,356
	13,028	47,837	68,372